RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exchange rate risk
Assets	$ 621,065,731	$ 686,714,111
Liabilities	573,852,672	626,461,386
Exchange rate risk [member]
Exchange rate risk
Assets	69,799,091	82,660,112
Liabilities	61,901,898	72,629,447
Derivatives	55,699	14,350
Net position	7,952,892	10,045,015
Exchange rate risk [member] | US Dollar [member]
Exchange rate risk
Assets	67,887,912	80,251,834
Liabilities	60,791,253	70,947,953
Derivatives	55,699	14,350
Net position	7,152,358	9,318,231
Exchange rate risk [member] | Euro [member]
Exchange rate risk
Assets	1,432,907	1,798,095
Liabilities	1,098,753	1,666,068
Net position	334,154	132,027
Exchange rate risk [member] | Others
Exchange rate risk
Assets	478,272	610,183
Liabilities	11,892	15,426
Net position	$ 466,380	$ 594,757